Contents of Significant Accounts - Accounts Receivable, Net (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)
Disclosure of financial assets [line items]
Accounts receivable	$ 29,237,550	$ 954,851	$ 36,444,510
Cost [member]
Disclosure of financial assets [line items]
Accounts receivable	29,316,612		36,653,611
Loss Allowance [member]
Disclosure of financial assets [line items]
Less: loss allowance	$ (79,062)		$ (209,101)